Description of Business (Details) $ in Millions	1 Months Ended
	Apr. 30, 2013 item	Mar. 17, 2022 USD ($)	Dec. 31, 2021 item
Ownership interest in shuttle tankers acquired at formation (as a percent)	100.00%
Number of shuttle tankers acquired at formation	4
Number of operating vessels			17
Subsequent Event [Member]
Undrawn portion of revolving credit facilities | $		$ 55.0